Management compensation and share based payments (Details Textual) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 02, 2017	Jun. 30, 2020 BRL (R$) N R$ / shares shares	Jun. 30, 2019 BRL (R$)	Jun. 30, 2018 BRL (R$)
Disclosure of transactions between related parties [line items]
Total compensation		R$ 11,999	R$ 11,925	R$ 9,993
Stock options, description		To measure the fair value of the benefit, the Company considered the price of the AGRO3 stock on the date of the grant and projected the probable range of stock price at the end of the vesting period based on the past performance of the stock price in a period of 1 year and 4 months (compatible with the period between the grant in June 2018 and the end of the vesting period in October 2018).
Exercise Price (Per share) | R$ / shares		R$ 8.61
Maximum number of shares issued | shares		441,563
Share based expense		R$ 3,529	1,648	R$ 844
Vesting Settlement | N		3,707
Cummulative share percentage	2.00%
ILPA Plan [Member]
Disclosure of transactions between related parties [line items]
Share based expense		R$ 4,193
Expenses		3,529	1,648
Accumulated expenses		6,020	R$ 2,491
Officer and Board of Director [Member]
Disclosure of transactions between related parties [line items]
Total compensation		R$ 13,500